Non-interest income (Details) - AUD ($) $ in Millions	6 Months Ended
	Mar. 31, 2025	Sep. 30, 2024	Mar. 31, 2024
Net fees
Facility fees	$ 394	$ 387	$ 376
Facility fees, percentage movement from prior period	2.00%
Facility fees, percentage movement from same period in prior year	5.00%
Transactions fees	$ 536	556	562
Transactions fees, percentage movement from prior period	(4.00%)
Transactions fees, percentage movement from same period in prior year	(5.00%)
Other non-risk fee income	$ 81	58	77
Other non-risk fee income, percentage movement from prior period	40.00%
Other non-risk fee income percentage movement from same period in prior year	5.00%
Fee income	$ 1,011	1,001	1,015
Fee income, percentage movement from prior period	1.00%
Credit card loyalty programs	$ (69)	(62)	(72)
Credit card loyalty programs, percentage movement from prior period	11.00%
Credit card loyalty programs, percentage movement from same period in prior year	(4.00%)
Transaction fee related expenses	$ (102)	(109)	(101)
Transaction fee related expenses, percentage movement from prior period	(6.00%)
Transaction fee related expenses, percentage movement from same period in prior year	1.00%
Fee expenses	$ (171)	(171)	(173)
Fee expenses, percentage movement from same period in prior year	(1.00%)
Net fees	$ 840	830	842
Net fees, percentage movement from prior period	1.00%
Net wealth management	$ 239	223	218
Net wealth management, percentage movement from prior period	7.00%
Net wealth management, percentage movement from same period in prior year	10.00%
Trading	$ 298	341	363
Trading, percentage movement from prior period	(13.00%)
Trading, percentage movement from same period in prior year	(18.00%)
Other
Dividends received from other entities	$ 1	2	1
Dividends received from other entities, percentage movement from prior period	(50.00%)
Net gain/(loss) on disposal of assets	$ (1)	9	(3)
Net gain/(loss) on disposal of assets, percentage movement from same period in prior year	(67.00%)
Net gain/(loss) on hedging of overseas operations	$ (1)	(1)
Net gain/(loss) on derivatives held for risk management purposes	$ 2	2	5
Net gain/(loss) on derivatives held for risk management purposes, percentage movement from same period in prior year	(60.00%)
Net gain/(loss) on financial instruments measured at fair value	$ 44	(42)	18
Net gain/(loss) on financial instruments measured at fair value, percentage movement from same period in prior year	144.00%
Other	$ 20	8	19
Other, percentage movement from prior period	150.00%
Other, percentage movement from same period in prior year	5.00%
Total other income	$ 65	(22)	40
Total other income, percentage movement from same period of prior year	63.00%
Total non-interest income	$ 1,442	1,372	1,463
Total non-interest income, percentage movement from prior period	5.00%
Total non-interest income, percentage movement from same period in prior year	(1.00%)
Reduction of non-interest income related to remediation costs	$ 14	$ 39	$ 5